Note 27 - Share-based Expenses - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)						12 Months Ended
		May 30, 2018 USD ($) $ / shares		Feb. 27, 2018 USD ($) $ / shares	Oct. 13, 2017 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017
Statement Line Items [Line Items]
Options granted		5,000	[1]	10,000			10,000	5,000
Risk-free interest rate		2.40%		286.00%
Expected stock price volatility (based on historical volatility)		118.00%		32.00%
Expected option life in years		3		3
Exercise price (in CAD per share)		$ 8.10	[1]	$ 9.30
Share price at grant date (in CAD per share)		$ 8.10	[1]	$ 9.30
Fair value at grant date | $		$ 5.81	[1]	$ 1.40
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Fair value ($) | $						$ 8.46	$ 5.46
Share price ($) (in dollars per share)						$ 8.46	$ 5.46
Grants						11,316	10,960
Settlements						(87,434)
Total awards at December 31						5,052	92,130
Restricted stock units (RSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants						60,645	60,645
Restricted stock units (RSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants						10,965	10,965
Restricted stock units (RSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants						5,117	5,117
Restricted stock units (RSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants						4,443	4,443
Restricted stock units (RSUs) [member] | January 19, 2019 [member]
Statement Line Items [Line Items]
Grants
Restricted stock units (RSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Fair value ($) | $						$ 8.19	$ 5.46
Share price ($) (in dollars per share)						$ 8.46	$ 5.46
Performance multiplier percentage							85.00%
Grants
Settlements						(306,920)
Total awards at December 31						156,473	324,694
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage						93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage						100.00%
Performance share units (PSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants						242,579	242,579
Performance share units (PSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants						43,871	43,871
Performance share units (PSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants						20,470	20,470
Performance share units (PSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants						17,774	17,774
Performance share units (PSUs) [member] | January 19, 2019 [member]
Statement Line Items [Line Items]
Grants						124,027
Performance share units (PSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants						14,672
Options granted on December 21, 2015 [member]
Statement Line Items [Line Items]
Options granted	[1]				18,000
Risk-free interest rate					0.53%
Expected stock price volatility (based on historical volatility)					119.00%
Expected option life in years					5
Exercise price (in CAD per share)	[1]				$ 11.50
Share price at grant date (in CAD per share)	[1]				$ 11.50
Fair value at grant date | $	[1]				$ 9.45

[1]	Amounts stated after the 1:5 share consolidation effected on June 26, 2017.